Summary of Contractual Maturities of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Available-for-sale securities, amortized cost
Due within one year	¥ 195,067
Due after one to five years	303,126
Due after five to ten years	130,614
Due after ten years	104,755
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Total	733,562
Available-for-sale securities, fair value
Due within one year	195,211
Due after one to five years	306,286
Due after five to ten years	132,370
Due after ten years	108,529
Available-for-sale Securities, Debt Securities, Total	742,396
Held-to-maturity securities, amortized cost
Due within one year	1,422
Due after one to five years	5
Due after ten years	95,304
Held-to-maturity securities	96,731	89,451
Held-to-maturity securities, fair value
Due within one year	1,423
Due after one to five years	5
Due after ten years	102,608
Held-to-maturity securities, Fair value	¥ 104,036